Consolidated condensed cash flow statements (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Consolidated condensed cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 60.8